UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA SCIENCE & TECHNOLOGY FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                             USAA SCIENCE &
                                     TECHNOLOGY Fund

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (99.2%)

             COMMON STOCKS (97.8%)
             ---------------------
             APPLICATION SOFTWARE (4.2%)
  100,500    Adobe Systems, Inc.*                                                              $  3,940
   72,200    Autodesk, Inc.*                                                                      3,035
  151,200    Compuware Corp.*                                                                     1,161
  130,200    Mercury Interactive Corp.*                                                           4,687
   88,500    salesforce.com, Inc.(a)*                                                             3,102
                                                                                               --------
                                                                                                 15,925
                                                                                               --------
             BIOTECHNOLOGY (4.9%)
   45,800    Amgen, Inc.*                                                                         3,101
   42,700    Amylin Pharmaceuticals, Inc.(a)*                                                     1,860
   75,500    Applera Corp. Celera Genomics Group*                                                   905
   18,500    Array Biopharma, Inc.*                                                                 137
   21,400    Cephalon, Inc.*                                                                      1,405
   25,500    CV Therapeutics, Inc.(a)*                                                              506
  115,600    Cytokinetics, Inc.*                                                                    838
   32,200    Exelixis, Inc.*                                                                        347
   19,200    Genmab A/S (Denmark)*                                                                  680
   12,900    Genzyme Corp.*                                                                         789
   25,900    Gilead Sciences, Inc.*                                                               1,489
   80,700    Human Genome Sciences, Inc.*                                                           921
   14,300    ICOS Corp.*                                                                            314
   43,400    Incyte Corp.*                                                                          181
   17,100    MedImmune, Inc.*                                                                       538
  165,000    Millennium Pharmaceuticals, Inc.*                                                    1,498
   19,000    NPS Pharmaceuticals, Inc.*                                                             163
   45,800    Panacos Pharmaceuticals, Inc.*                                                         320
      532    Serono S.A. "B" (Switzerland)                                                          349
   37,400    Vertex Pharmaceuticals, Inc.*                                                        1,360
   38,450    ZymoGenetics, Inc.*                                                                    787
                                                                                               --------
                                                                                                 18,488
                                                                                               --------
             COMMUNICATIONS EQUIPMENT (14.7%)
  723,100    Cisco Systems, Inc.*                                                                15,149
  478,200    Corning, Inc.*                                                                      13,213
    6,288    CSR plc (United Kingdom)*                                                              139
  295,600    Motorola, Inc.                                                                       6,311
  510,500    Nokia Corp. ADR (Finland)                                                           11,568
  182,100    QUALCOMM, Inc.                                                                       9,349
                                                                                               --------
                                                                                                 55,729
                                                                                               --------
             COMPUTER HARDWARE (11.7%)
  111,600    Dell, Inc.*                                                                          2,924
  471,800    Hewlett-Packard Co.                                                                 15,319
  197,700    International Business Machines Corp.                                               16,279
1,976,300    Sun Microsystems, Inc.*                                                              9,881
                                                                                               --------
                                                                                                 44,403
                                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (6.1%)
  602,800    EMC Corp.*                                                                           8,144
  120,000    Network Appliance, Inc.*                                                             4,449
  109,500    SanDisk Corp.*                                                                       6,989
  170,100    Western Digital Corp.*                                                               3,579
                                                                                               --------
                                                                                                 23,161
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             CONSUMER ELECTRONICS (1.3%)
   18,700    Garmin Ltd.                                                                       $  1,615
   64,500    Sony Corp. (Japan)                                                                   3,240
                                                                                               --------
                                                                                                  4,855
                                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (8.0%)
  123,100    Automatic Data Processing, Inc.                                                      5,426
  267,600    BISYS Group, Inc.*                                                                   4,266
  121,300    DST Systems, Inc.*                                                                   7,463
  214,300    First Data Corp.                                                                    10,220
   80,700    Iron Mountain, Inc.*                                                                 3,155
                                                                                               --------
                                                                                                 30,530
                                                                                               --------
             DIVERSIFIED CHEMICALS (0.2%)
   14,147    Bayer AG (Germany)                                                                     653
                                                                                               --------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.9%)
   75,600    ChoicePoint, Inc.*                                                                   3,329
                                                                                               --------
             DRUG RETAIL (0.5%)
   59,400    CVS Corp.                                                                            1,765
                                                                                               --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (3.0%)
1,680,244    Hon Hai Precision Industry Corp. Ltd. (Taiwan)                                      11,401
                                                                                               --------
             HEALTH CARE DISTRIBUTORS (1.3%)
   25,100    Cardinal Health, Inc.                                                                1,690
   63,900    McKesson Corp.                                                                       3,105
                                                                                               --------
                                                                                                  4,795
                                                                                               --------
             HEALTH CARE EQUIPMENT (3.1%)
   52,700    Baxter International, Inc.                                                           1,987
   31,000    Biomet, Inc.                                                                         1,152
   82,900    Boston Scientific Corp.*                                                             1,927
   66,500    Bruker BioSciences Corp.*                                                              389
    6,460    Hospira, Inc.*                                                                         249
   84,100    Medtronic, Inc.                                                                      4,215
   29,000    Olympus Corp. (Japan)                                                                  830
   24,700    Terumo Corp. (Japan)                                                                   885
                                                                                               --------
                                                                                                 11,634
                                                                                               --------
             HEALTH CARE FACILITIES (0.2%)
   19,700    Triad Hospitals, Inc.*                                                                 812
                                                                                               --------
             HEALTH CARE SERVICES (0.5%)
   48,700    IMS Health, Inc.                                                                     1,324
    8,100    Medco Health Solutions, Inc.*                                                          431
                                                                                               --------
                                                                                                  1,755
                                                                                               --------
             HOME ENTERTAINMENT SOFTWARE (2.9%)
  210,000    Activision, Inc.*                                                                    2,980
  144,400    Electronic Arts, Inc.*                                                               8,202
                                                                                               --------
                                                                                                 11,182
                                                                                               --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (1.0%)
   56,900    Manpower, Inc.                                                                       3,707
                                                                                               --------

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                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES (3.3%)
   65,700    eBay, Inc.*                                                                       $  2,261
   24,700    Google, Inc. "A"*                                                                   10,323
                                                                                               --------
                                                                                                 12,584
                                                                                               --------
             IT CONSULTING & OTHER SERVICES (1.5%)
  190,300    Accenture Ltd. "A"                                                                   5,532
                                                                                               --------
             MANAGED HEALTH CARE (1.3%)
   54,600    Aetna, Inc.                                                                          2,102
   49,720    UnitedHealth Group, Inc.                                                             2,473
    8,800    WellCare Health Plans, Inc.*                                                           369
                                                                                               --------
                                                                                                  4,944
                                                                                               --------
             PHARMACEUTICALS (9.7%)
   96,800    Abbott Laboratories                                                                  4,137
   66,700    Astellas Pharma, Inc. (Japan)                                                        2,782
   78,000    Astrazeneca plc ADR (United Kingdom)                                                 4,300
   45,300    Bristol-Myers Squibb Co.                                                             1,150
  109,600    Daiichi Sankyo Co. Ltd. (Japan)                                                      2,825
   67,400    Eisai Co. Ltd. (Japan)                                                               3,084
   96,000    Elan Corp. plc ADR (Ireland)(a)*                                                     1,412
   35,400    Eli Lilly and Co.                                                                    1,873
   38,700    Forest Laboratories, Inc.*                                                           1,563
   11,007    Ipsen S.A. (France)*                                                                   493
   44,877    Sanofi-Aventis ADR (France)                                                          2,111
  210,500    Schering-Plough Corp.                                                                4,067
   10,175    Schwarz Pharma AG (Germany)                                                            902
  172,000    Shionogi & Co. Ltd. (Japan)                                                          2,902
   15,100    Takeda Chemical Industries Ltd. (Japan)                                                923
   27,351    UCB SA (Belgium)                                                                     1,408
   27,200    Watson Pharmaceuticals, Inc.*                                                          774
                                                                                               --------
                                                                                                 36,706
                                                                                               --------
             SEMICONDUCTOR EQUIPMENT (4.4%)
  200,100    LAM Research Corp.*                                                                  9,781
  172,300    MEMC Electronic Materials, Inc.*                                                     6,995
                                                                                               --------
                                                                                                 16,776
                                                                                               --------
             SEMICONDUCTORS (7.3%)
  209,300    Altera Corp.*                                                                        4,571
  126,800    Marvell Technology Group Ltd.*                                                       7,239
   85,900    Maxim Integrated Products, Inc.                                                      3,029
   18,684    Samsung Electronics Co. Ltd. (South Korea)                                          12,757
                                                                                               --------
                                                                                                 27,596
                                                                                               --------
             SYSTEMS SOFTWARE (5.8%)
  753,900    Microsoft Corp.                                                                     18,207
  132,900    Red Hat, Inc.(a)*                                                                    3,906
                                                                                               --------
                                                                                                 22,113
                                                                                               --------
             Total common stocks (cost: $327,699)                                               370,375
                                                                                               --------
             EXCHANGE-TRADED FUNDS (0.8%)
             ----------------------------
   60,600    iShares Goldman Sachs Technology Index Fund (cost: $3,006)                           2,977
                                                                                               --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2006 (UNAUDITED)

                                                                                                 MARKET
   NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             WARRANTS (0.6%)(g)
             ------------------
             IT CONSULTING & OTHER SERVICES

   55,335    Tata Consultancy Services Ltd. (India)(f)* (cost: $1,626)                         $  2,438
                                                                                               --------
             Total equity securities (cost: $332,331)                                           375,790
                                                                                               --------
             MONEY MARKET INSTRUMENTS (0.4%)

             MONEY MARKET FUNDS
1,560,135    SSgA Prime Money Market Fund, 4.63%(c) (cost: $1,560)                                1,560
                                                                                               --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (2.2%)(h)

             MONEY MARKET FUNDS (0.6%)
1,294,196    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.72%(c)                      1,294
1,049,149    Merrill Lynch Premier Institutional Fund, 4.59%(c)                                   1,049
                                                                                               --------
                                                                                                  2,343
                                                                                               --------

PRINCIPAL
   AMOUNT
    (000)
---------
             REPURCHASE AGREEMENTS (1.6%)(b)
   $2,000      Credit Suisse First Boston, LLC, 4.78%, acquired on 4/28/2006 and due 5/01/2006 at $2,000 (collateralized by $2,110 of Freddie Mac
               Discount Notes(d), 5.08%(e), due 12/12/2006; market value $2,042)                  2,000
    4,000    Deutsche Bank Securities, Inc., 4.76%, acquired on 4/28/2006 and due 5/01/2006 at $4,000 (collateralized by $4,140 of Federal Home
               Loan Bank Bonds(d), 4.54%, due 7/06/2010; market value $4,083)                     4,000
                                                                                               --------
                                                                                                  6,000
                                                                                               --------
             Total short-term investments purchased with cash collateral from securities
               loaned (cost: $8,343)                                                              8,343
                                                                                               --------

             TOTAL INVESTMENTS (COST: $342,234)                                                $385,693
                                                                                               ========

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USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

     A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

          1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

          2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

          3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

          4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

          5. Repurchase agreements are valued at cost, which approximates market value.

          6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the

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           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2006 (UNAUDITED)

              actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.
              General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $55,668,000 and $12,209,000, respectively, resulting in net unrealized appreciation of $43,459,000.

     C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $378,902,000 at April 30, 2006, and, in total, may not equal 100%. Investments in foreign securities were 18.0% of net assets at April 30, 2006.

     D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

     E. iShares - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various securities exchanges.

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $7,942,000.

     (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

     (c) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

     (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

     (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

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           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2006 (UNAUDITED)

     (f) Security was fair valued at April 30, 2006, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

     (g) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

     (h) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     * Non-income-producing security for the 12 months preceding April 30, 2006.

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               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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48495-0606                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.